UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6872
(Registrant's telephone number, including area code)

Date of fiscal year end: December 31, 2018

Date of reporting period: June 30, 2018

Item 1. Reports to Stockholders.

Kellner Merger Fund

Semi-Annual Report
June 30, 2018

Table of Contents

Sector Allocation of Portfolio Assets	3

Expense Example	4

Schedule of Investments	6

Schedule of Securities Sold Short	9

Statement of Assets and Liabilities	12

Statement of Operations	14

Statements of Changes in Net Assets	15

Statement of Cash Flows	17

Financial Highlights	18

Notes to Financial Statements	22

Householding	36

Notice to Shareholders	37

Privacy Notice	38

KELLNER MERGER FUND

SECTOR ALLOCATION OF PORTFOLIO ASSETS at June 30, 2018 (Unaudited)

Percentages represent market value as a percentage of total long investments.

KELLNER MERGER FUND

EXPENSE EXAMPLE at June 30, 2018 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/18 – 6/30/18).

Actual Expenses

The first set of lines of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.75% and 1.50% per the operating expenses limitation agreement for the Investor Class shares and the Institutional Class shares, respectively.  Although the Fund charges no transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The Example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

KELLNER MERGER FUND

EXPENSE EXAMPLE at June 30, 2018 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	1/1/18	6/30/18	1/1/18 – 6/30/18
Actual(2)
Investor Class	$1,000.00	$1,014.20	$10.29
Institutional Class	$1,000.00	$1,014.90	$ 9.19
Hypothetical (5% return
before expenses)(3)
Investor Class	$1,000.00	$1,014.58	$10.29
Institutional Class	$1,000.00	$1,015.67	$ 9.20

(1)
Expenses are equal to the Investor Class and Institutional Class annualized expense ratios of 2.06% and 1.84%, respectively, multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

(2)	Excluding interest expense and dividends on short positions, your actual expenses would be $8.74 and $7.49 for the Investor Class and the Institutional Class, respectively.
(3)	Excluding interest expense and dividends on short positions, your hypothetical expenses would be $8.75 and $7.50 for the Investor Class and the Institutional Class, respectively.

KELLNER MERGER FUND

SCHEDULE OF INVESTMENTS at June 30, 2018 (Unaudited)

Shares	COMMON STOCKS – 68.0%	Value

	Administrative & Support Services – 2.1%
132,500	ILG, Inc.	$4,376,475

	Ambulatory Health Care Services – 2.8%
135,400	Envision Healthcare Corp. (a)	5,958,954

	Broadcasting (except Internet) – 0.5%
51,500	Sky plc (b)	993,339

	Chemical Manufacturing – 0.4%
51,400	Akorn, Inc. (a)	852,726

	Computer and Electronic
	Product Manufacturing – 21.5%
179,100	Cavium, Inc. (a)	15,492,150
50,133	Dell Technologies, Inc. – Class V (a)	4,240,249
226,900	NXP Semiconductors NV (a)(b)(c)	24,793,363
50,600	Sparton Corp. (a)	960,894
		45,486,656
	Credit Intermediation and Related Activities – 4.5%
26,200	Cotiviti Holdings, Inc. (a)	1,156,206
178,500	MB Financial, Inc. (c)	8,335,950
		9,492,156
	Educational Services – 0.1%
2,200	Capella Education Co.	217,140

	Food Manufacturing – 3.0%
96,700	Pinnacle Foods, Inc.	6,291,302

	Infrastructure Construction – 0.2%
29,600	Aecon Group, Inc. (a)(b)	348,090

	Insurance Carriers and Related Activities – 14.0%
45,600	Aetna, Inc. (c)	8,367,600
200,100	AmTrust Financial Services, Inc.	2,915,457
139,400	Validus Holdings Ltd. (b)(c)	9,423,440
159,100	XL Group Ltd. (b)(c)	8,901,645
		29,608,142
	Management of Companies and Enterprises – 0.7%
66,200	CoBiz Financial, Inc.	1,421,976

	Miscellaneous Store Retailers – 0.1%
12,900	Rent-A-Center, Inc.	189,888

	Motion Picture and Sound Recording Industries – 1.0%
45,100	Twenty-First Century Fox, Inc.	2,241,019

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

SCHEDULE OF INVESTMENTS at June 30, 2018 (Unaudited), Continued

Shares	COMMON STOCKS – 68.0% (Continued)	Value

	Nonmetallic Mineral Product Manufacturing – 0.6%
32,200	USG Corp. (a)	$1,388,464

	Oil and Gas Extraction – 5.0%
143,700	RSP Permian, Inc. (a)	6,325,674
105,800	Williams Partners LP	4,294,422
		10,620,096
	Paper Manufacturing – 2.2%
137,900	KapStone Paper and Packaging Corp.	4,757,550

	Performing Arts, Spectator Sports,
	and Related Industries – 1.9%
122,300	Pinnacle Entertainment, Inc. (a)	4,125,179

	Publishing Industries (except Internet) – 3.7%
97,900	Tribune Media Co. – Class A	3,746,633
183,600	VeriFone Systems, Inc. (a)	4,189,752
		7,936,385
	Securities, Commodity Contracts, and Other
	Financial Investments and Related Activities – 2.2%
6,107	Cheniere Energy Partners LP Holdings, LLC	192,065
97,700	Financial Engines, Inc.	4,386,730
		4,578,795
	Telecommunications – 1.5%
53,756	AT&T, Inc.	1,726,105
24,700	T-Mobile U.S., Inc. (a)	1,475,825
		3,201,930
	TOTAL COMMON STOCKS (Cost $143,608,409)	144,086,262

	REITS – 14.3%
	Real Estate – 12.9%
265,300	DCT Industrial Trust, Inc. (c)	17,703,469
13,700	Education Realty Trust, Inc.	568,550
332,300	Gramercy Property Trust	9,078,436
		27,350,455
	Securities, Commodity Contracts, and Other
	Financial Investments and Related Activities – 1.4%
150,100	MTGE Investment Corp.	2,941,960
	TOTAL REITS (Cost $30,117,077)	30,292,415

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

SCHEDULE OF INVESTMENTS at June 30, 2018 (Unaudited), Continued

MONEY MARKET DEPOSIT ACCOUNT – 17.9%	Value
U.S. Bank Money Market
Deposit Account, 1.85% (d)	$37,922,893
TOTAL MONEY MARKET DEPOSIT ACCOUNT
(Cost $37,922,893)	37,922,893
Total Investments in Securities
(Cost $211,648,379) – 100.2%	212,301,570
Liabilities in Excess of Other Assets – (0.2)%	(420,949)
NET ASSETS – 100.0%	$211,880,621

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of the security has been segregated for open short positions.
(d)	Rate shown is the 7-day annualized yield as of June 30, 2018.
REIT – Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

SCHEDULE OF SECURITIES SOLD SHORT at June 30, 2018 (Unaudited)

Shares	COMMON STOCKS – 20.0%	Value

	Accommodation – 2.0%
21,800	Marriott Vacations Worldwide Corp.	$2,462,528
51,268	Penn National Gaming, Inc. (a)	1,722,092
		4,184,620
	Broadcasting (except Internet) – 0.3%
22,517	Sinclair Broadcast Group, Inc. – Class A	723,921

	Computer and Electronic
	Product Manufacturing – 3.9%
389,670	Marvell Technology Group Ltd. (b)	8,354,525

	Credit Intermediation and Related Activities – 4.0%
11,254	BOK Financial Corp.	1,057,989
258,825	Fifth Third Bancorp	7,428,277
		8,486,266
	Educational Services – 0.1%
1,925	Strayer Education, Inc.	217,544

	Food Manufacturing – 1.1%
62,797	Conagra Brands, Inc.	2,243,737

	Health and Personal Care Stores – 1.2%
38,206	CVS Health Corp.	2,458,556

	Oil and Gas Extraction – 3.0%
45,985	Concho Resources, Inc. (a)	6,362,025

	Pipeline Transportation – 2.0%
158,065	Williams Companies, Inc.	4,285,142

	Publishing Industries (except Internet) – 1.7%
25,045	VMware, Inc. – Class A (a)	3,680,864

	Telecommunications – 0.6%
240,834	Sprint Corp. (a)	1,310,137

	Utilities – 0.1%
2,900	Cheniere Energy, Inc. (a)	189,051
	TOTAL COMMON STOCKS
	(Proceeds $41,786,566)	42,496,388

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

SCHEDULE OF SECURITIES SOLD SHORT at June 30, 2018 (Unaudited), Continued

Shares	REITS – 9.1%	Value
	Real Estate – 9.1%
142,837	Annaly Capital Management, Inc.	$1,469,793
270,604	Prologis, Inc.	17,775,977
	TOTAL REITS (Proceeds $19,051,781)	19,245,770
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $60,838,347)	$61,742,158

(a)	Non-income producing security.
(b)	Foreign issued security.
REIT – Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

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KELLNER MERGER FUND

STATEMENT OF ASSETS AND LIABILITIES at June 30, 2018 (Unaudited)

ASSETS
Investments in securities, at value (identified cost $211,648,379)	$212,301,570
Deposit at broker for derivative instruments[1]	60,839,879
Receivables
Securities sold	237,190
Dividends and interest	464,252
Dividend tax reclaim	19,946
Fund shares purchased	544,304
Prepaid expenses	32,978
Total assets	274,440,119
LIABILITIES
Securities sold short (proceeds $60,838,347)	61,742,158
Payables
Securities purchased	407,141
Fund shares redeemed	20,160
Dividends on short positions	89,440
Due to advisor	222,109
Administration and fund accounting fees	39,098
Transfer agent fees and expenses	8,906
Audit fees	11,376
Chief Compliance Officer fee	1,463
Custody fees	1,318
Legal fees	688
12b-1 distribution fees – Investor Class	855
Reports to shareholders	12,973
Trustee fees and expenses	1,404
Accrued other expenses	409
Total liabilities	62,559,498
NET ASSETS	$211,880,621

[1]	Deposit at broker serves as collateral for securities sold short.

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

STATEMENT OF ASSETS AND LIABILITIES at June 30, 2018 (Unaudited), Continued

CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class Shares
Net assets applicable to shares outstanding	$4,225,499
Shares issued and outstanding
[unlimited number of shares (par value $0.01) authorized]	395,662
Net asset value, offering and redemption price per share	$10.68

Institutional Class Shares
Net assets applicable to shares outstanding	$207,655,122
Shares issued and outstanding
[unlimited number of shares (par value $0.01) authorized]	19,042,972
Net asset value, offering and redemption price per share	$10.90

COMPONENTS OF NET ASSETS
Paid-in capital	$207,345,326
Accumulated net investment loss	(376,626)
Accumulated net realized gain on investments, foreign currency, options,
securities sold short and swap contracts	5,136,717
Net unrealized appreciation/(depreciation) on:
Investments	653,191
Foreign currency	25,824
Securities sold short	(903,811)
Net unrealized depreciation on investments,
foreign currency and securities sold short	(224,796)
Net assets	$211,880,621

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign taxes withheld of $6,451)	$950,171
Interest	233,545
Total income	1,183,716
Expenses
Advisory fees (Note 4)	1,057,198
Administration and fund accounting fees (Note 4)	98,536
Transfer agent fees and expenses (Note 4)	29,924
Registration fees	16,059
Audit fees	11,377
Custody fees (Note 4)	9,704
Trustee fees and expenses	7,484
Printing and mailing expense	6,456
Miscellaneous	6,347
Legal fees	5,613
12b-1 distribution fees – Investor Class (Note 5)	5,302
Chief Compliance Officer fee (Note 4)	4,463
Total expenses before dividends on short positions	1,258,463
Dividends expense on short positions	286,401
Total expenses before expense recoupment by Advisor	1,544,864
Advisory fee recoupment (Note 4)	15,478
Net expenses	1,560,342
Net investment loss	(376,626)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FOREIGN
CURRENCY, OPTIONS AND SECURITIES SOLD SHORT
Net realized gain/(loss) on transactions from:
Investments	6,637,325
Foreign currency	(262,572)
Written options	3,664
Securities sold short	(1,881,090)
Net change in unrealized appreciation/(depreciation) on:
Investments	(3,666,499)
Foreign currency	155,080
Written options	(12,741)
Securities sold short	2,672,913
Net realized and unrealized gain on investments, foreign currency,
options and securities sold short	3,646,080
Net Increase in Net Assets Resulting from Operations	$3,269,454

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2018	Year Ended
	(Unaudited)	December 31, 2017
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(376,626)	$(1,862,651)
Net realized gain/(loss) on transactions from:
Investments	6,637,325	4,753,171
Foreign currency	(262,572)	(8,521)
Purchased options	—	(202,523)
Written options	3,664	41,059
Securities sold short	(1,881,090)	(332,520)
Swap contracts	—	176,191
Net change in unrealized appreciation/(depreciation) on:
Investments	(3,666,499)	4,053,479
Foreign currency	155,080	(129,257)
Purchased options	—	32,102
Written options	(12,741)	12,741
Securities sold short	2,672,913	(1,559,362)
Net increase in net assets
resulting from operations	3,269,454	4,973,909
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived from net
change in outstanding shares (a)	56,364,097	(8,896,369)
Total increase/(decrease) in net assets	59,633,551	(3,922,460)
NET ASSETS
Beginning of period	152,247,070	156,169,530
End of period	$211,880,621	$152,247,070
Includes accumulated net investment loss of	$(376,626)	$—

(a)	A summary of share transactions is as follows:

	Six Months Ended
	June 30, 2018		Year Ended
	(Unaudited)		December 31, 2017
Investor Class Shares	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	139,115	$1,465,091	220,437	$2,304,690
Shares redeemed	(152,490)	(1,599,228)	(434,399)	(4,553,087)
Net decrease	(13,375)	$(134,137)	(213,962)	$(2,248,397)

	Six Months Ended
	June 30, 2018		Year Ended
	(Unaudited)		December 31, 2017
Institutional Class Shares	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	7,342,641	$78,860,451	2,621,433	$27,904,198
Shares redeemed	(2,079,252)	(22,362,217)	(3,249,884)	(34,552,170)
Net increase/(decrease)	5,263,389	$56,498,234	(628,451)	$(6,647,972)

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

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KELLNER MERGER FUND

STATEMENT OF CASH FLOWS For the Six Months Ended June 30, 2018 (Unaudited)

Increase/(decrease) in cash—
Cash flows from operating activities:
Net increase in net assets from operations	$3,269,454
Adjustments to reconcile net increase/(decrease) in
net assets from operations to net cash used in operating activities:
Purchases of investment securities	(262,355,896)
Proceeds from sale of investment securities	170,676,211
Proceeds from short sales	66,301,430
Closed short sale transactions	(31,681,280)
Proceeds from sale of short-term investments, net	9,137,411
Increase in deposits at broker	(34,127,571)
Increase in dividends and interest receivable	(415,079)
Decrease in receivable for securities sold	10,337,108
Increase in prepaid expenses and other assets	(17,170)
Increase in due to Advisor	58,280
Decrease in payable for securities purchased	(37,051)
Increase in payable for dividends on short positions	71,276
Decrease in accrued administration fees	(7,154)
Decrease in 12b-1 distribution fees	(5,599)
Decrease in custody fees	(1,761)
Decrease in transfer agent fees and expenses	(5,385)
Decrease in other accrued expenses	(11,127)
Net realized gain on investments,
written options and securities sold short	(4,759,899)
Unrealized depreciation on securities,
written options and securities sold short	1,006,327
Return of capital dividend	20,805
Proceeds received through mergers	16,596,225
Litigation proceeds	18,337
Net cash used in operating activities	(55,932,108)

Cash flows from financing activities:
Proceeds from shares sold	79,863,988
Payment on shares redeemed	(23,952,232)
Net cash provided by financing activities	55,911,756
Net decrease in cash	(20,352)
Cash:
Beginning balance	20,352
Ending balance	$—

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout the period

Investor Class Shares

	Six Months Ended
	June 30, 2018
	(Unaudited)
Net asset value, beginning of period	$10.53
Income from investment operations:
Net investment loss^	(0.04)
Net realized and unrealized gain on investments	0.19
Total from investment operations	0.15
Less distributions:
From net investment income	—
From net realized gain on investments	—
Total distributions	—
Net asset value, end of period	$10.68
Total return	1.42	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$4,226
Ratio of expenses to average net assets:
Before fee waiver, expense reimbursement and expense recoupment	2.04	%++
After fee waiver, expense reimbursement and expense recoupment#	2.06	%++
Ratio of net investment loss to average net assets:
Before fee waiver, expense reimbursement and expense recoupment	(0.71	%)++
After fee waiver, expense reimbursement and expense recoupment	(0.73	%)++
Portfolio turnover rate	123.60	%+

*	Effective September 19, 2013, the Fund changed its fiscal year end from April 30 to December 31.
**	Commencement of operations.
^	Based on average shares outstanding.
#	Excluding interest expense and dividends on securities sold short, the ratio of expenses to average net assets would have been 1.75% for all periods shown in the table.
+	Not annualized.
++	Annualized.

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout the period, Continued

				May 1, 2013		June 29, 2012**
				through		through
Year Ended December 31,				December 31,		April 30,
2017	2016	2015	2014	2013*		2013
$10.22	$10.30	$10.43	$10.21	$10.29		$10.00

(0.15)	(0.16)	(0.15)	(0.13)	(0.04)		(0.12)
0.46	0.13	0.38	0.47	0.40		0.41
0.31	(0.03)	0.23	0.34	0.36		0.29

—	—	(0.02)	—	—		—
—	(0.05)	(0.34)	(0.12)	(0.44)		—
—	(0.05)	(0.36)	(0.12)	(0.44)		—
$10.53	$10.22	$10.30	$10.43	$10.21		$10.29
3.03%	-0.30%	2.22%	3.31%	3.54	%+	2.90	%+

$4,306	$6,370	$10,882	$1,312	$3,343		$3,197

2.38%	2.26%	2.51%	4.75%	8.29	%++	9.23	%++
2.38%	2.26%	2.44%	2.87%	3.00	%++	2.50	%++

(1.51%)	(1.55%)	(1.44%)	(3.15%)	(5.81	%)++	(8.20	%)++
(1.51%)	(1.55%)	(1.37%)	(1.27%)	(0.52	%)++	(1.47	%)++
218.34%	223.84%	228.64%	214.06%	143.51	%+	37.59	%+

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout the period

Institutional Class Shares

	Six Months Ended
	June 30, 2018
	(Unaudited)
Net asset value, beginning of period	$10.74
Income from investment operations:
Net investment loss^	(0.02)
Net realized and unrealized gain on investments	0.18
Total from investment operations	0.16
Less distributions:
From net investment income	—
From net realized gain on investments	—
Total distributions	—
Net asset value, end of period	$10.90
Total return	1.49	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$207,655
Ratio of expenses to average net assets:
Before fee waiver, expense reimbursement and expense recoupment	1.82	%++
After fee waiver, expense reimbursement and expense recoupment#	1.84	%++
Ratio of net investment loss to average net assets:
Before fee waiver, expense reimbursement and expense recoupment	(0.44	%)++
After fee waiver, expense reimbursement and expense recoupment	(0.46	%)++
Portfolio turnover rate	123.60	%+

*	Effective September 19, 2013, the Fund changed its fiscal year end from April 30 to December 31.
**	Commencement of operations.
^	Based on average shares outstanding.
#	Excluding interest expense and dividends on securities sold short, the ratio of expenses to average net assets would have been 1.50% for all periods shown in the table.
+	Not annualized.
++	Annualized.

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout the period, Continued

				May 1, 2013		June 29, 2012**
				through		through
Year Ended December 31,				December 31,		April 30,
2017	2016	2015	2014	2013*		2013
$10.40	$10.45	$10.55	$10.25	$10.31		$10.00

(0.13)	(0.13)	(0.14)	(0.14)	(0.02)		(0.06)
0.47	0.13	0.40	0.56	0.40		0.37
0.34	—	0.26	0.42	0.38		0.31

—	—	(0.02)	—	—		—
—	(0.05)	(0.34)	(0.12)	(0.44)		—
—	(0.05)	(0.36)	(0.12)	(0.44)		—
$10.74	$10.40	$10.45	$10.55	$10.25		$10.31
3.27%	-0.01%	2.48%	4.08%	3.73	%+	3.20	%+

$147,941	$149,800	$118,124	$53,263	$1,027		$1,100

2.09%	2.01%	2.38%	3.00%	8.03	%++	7.50	%++
2.09%	2.01%	2.28%	2.59%	2.76	%++	2.04	%++

(1.21%)	(1.30%)	(1.42%)	(1.74%)	(5.53	%)++	(6.18	%)++
(1.21%)	(1.30%)	(1.32%)	(1.33%)	(0.26	%)++	(0.72	%)++
218.34%	223.84%	228.64%	214.06%	143.51	%+	37.59	%+

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2018 (Unaudited)

NOTE 1 – ORGANIZATION
The Kellner Merger Fund (the “Fund”) is a non-diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.  The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.  The investment objective of the Fund is to seek to achieve positive risk-adjusted returns with less volatility than in the equity markets.  The Fund commenced operations on June 29, 2012.  The Fund currently offers Investor Class shares and Institutional Class shares.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on the Fund’s return filed for open tax years 2015-2017, or expected to be taken in the Fund’s 2018 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2018 (Unaudited), Continued

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
D.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

F.
REITs: The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to its shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

G.	Foreign Securities: The Fund may invest without limitation in securities of foreign companies. Foreign economies may differ from the U.S. economy

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2018 (Unaudited), Continued

and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

H.
Leverage and Short Sales: The Fund may use leverage in connection with its investment activities and may affect short sales of securities.  Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.

A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Fund would also incur increased transaction costs associated with selling securities short. In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills,

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2018 (Unaudited), Continued

repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.  In lieu of maintaining cash or high-grade securities in a segregated account to cover the Fund’s short sale obligations, the Fund may earmark cash or high-grade securities on the Fund’s records or hold offsetting positions.

I.
Derivatives: The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund may utilize options for hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to hedge investments against price fluctuations.  Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of the Fund’s overall strategy in a manner deemed appropriate to the Fund’s advisor, Kellner Management, L.P. (the “Advisor”), and consistent with the Fund’s investment objective and policies.

When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current fair value of the written option. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Fund since the options are covered or secured, which means that the Fund will own the underlying security or, to the extent the Fund does not hold such a security, will maintain a segregated account with the Fund’s custodian consisting of cash or high-grade securities equal to the market value of the option, marked to market daily.  In lieu of maintaining cash or high-grade securities in a segregated account, the Fund may earmark cash or high-grade securities on the Fund’s records or hold offsetting positions.

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2018 (Unaudited), Continued

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchased put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

The Fund may enter into total return swap agreements.  A total return swap entered into by the Fund is a derivative contract that transfers the market risk of underlying assets.  The notional amount of each total return swap agreement is the agreed upon amount or value of the index used for calculating the returns that the parties to a swap agreement have agreed to exchange.  The total return swaps are marked to market daily and any change is recorded in unrealized gain/loss on the statement of operations.  Gains or losses will be realized when the total return swap contracts are liquidated and will be presented as net realized gain or loss on swap contracts on the statement of operations.

The Fund invests in total return swaps to obtain exposure to the underlying referenced instrument, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap.  Total return swaps normally do not involve the delivery of securities or other underlying assets.  If the counterparty to a total return swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Total return swaps are derivatives and their value can be volatile. To the extent that the Advisor does not accurately analyze and predict future market trends, the values of assets or economic factors, the Fund may suffer a loss, which may exceed the related amounts shown in the statement of assets and liabilities. Total return swap contracts outstanding at period end are listed after the Fund’s schedule of investments.

As of June 30, 2018, the Fund did not hold derivative instruments.

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2018 (Unaudited), Continued

The effect of derivative instruments on the statement of operations for the six months ended June 30, 2018 is as follows:

Location of Gain/(Loss)
Derivative Type	on Derivatives Recognized in Income	Value
Equity Contracts	Realized gain on written options	$ 3,664
Equity Contracts	Change in unrealized appreciation
	on written options	(12,741)

The written options held at the Fund’s previous fiscal year end of December 31, 2017 expired or were exercised in January 2018. The Fund did not hold any total return swaps during the six months ended June 30, 2018.

The Fund is required to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The guidance requires retrospective application for all comparative periods presented.

The Fund may mitigate credit risk with respect to over-the-counter derivative counterparties through credit support annexes included with International Swaps and Derivatives Association Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and its counterparties.  These agreements may allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian.  The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement.  To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

J.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of June 30, 2018, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2018 (Unaudited), Continued

disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities: The Fund’s investments are carried at fair value.  Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Options: Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2018 (Unaudited), Continued

highest bid price and the lowest ask price across the exchanges where the option is traded.  Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy. Options that are valued at the mean of the highest bid price and lowest asked price are categorized in level 2.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2018 (Unaudited), Continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Administrative Support
and Waste Management	$4,376,475	$—	$—	$4,376,475
Arts, Entertainment,
and Recreation	4,125,179	—	—	4,125,179
Construction	348,090	—	—	348,090
Educational Services	217,140	—	—	217,140
Finance and Insurance	43,679,093	—	—	43,679,093
Health Care and
Social Assistance	5,958,954	—	—	5,958,954
Information	10,182,921	—	—	10,182,921
Management of Companies
and Enterprises	1,421,976	—	—	1,421,976
Manufacturing	62,966,450	—	—	62,966,450
Mining, Quarrying, and
Oil and Gas Extraction	10,620,096	—	—	10,620,096
Retail Trade	189,888	—	—	189,888
Total Common Stocks	144,086,262	—	—	144,086,262
REITS	30,292,415	—	—	30,292,415
Money Market
Deposit Account	37,922,893	—	—	37,922,893
Total Investments
in Securities	$212,301,570	$—	$—	$212,301,570
Liabilities:
Securities Sold Short	$61,742,158	$—	$—	$61,742,158

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at June 30, 2018, the end of the reporting period.  During the six months ended June 30, 2018, the Fund recognized no significant transfers to/from level 1 or level 2. There were no level 3 securities held in the Fund during the six months ended June 30, 2018.

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2018 (Unaudited), Continued

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended June 30, 2018, the Advisor provided the Fund with investment management services under an investment advisory agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly. The Fund pays fees calculated at an annual rate of 1.25% of the Fund’s average daily net assets up to $2 billion in assets, 1.125% on assets between $2 billion to $4 billion, and 1.00% on assets in excess of $4 billion.  For the six months ended June 30, 2018, the Fund incurred $1,057,198 in advisory fees.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, dividends and interest expense on securities sold short and extraordinary expenses) to 1.75% and 1.50% of average daily net assets for Investor Class shares and Institutional Class shares, respectively.

Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in any subsequent month in the three year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended June 30, 2018, the Advisor recouped $15,478 in previously waived expenses. Cumulative expenses subject to recapture expire as follows:

Expiration	Amount
12/31/18	$68,195
12/31/19	1,433
$69,628

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an administration agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2018 (Unaudited), Continued

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Transfer Agent”) also serves as the fund accountant and transfer agent to the Fund.  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

Effective April 30, 2018, Compass Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Prior to April 30, 2018, Quasar Distributors, LLC acted as the Fund’s principal underwriter.

Certain officers of the Fund are employees of USBFS.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  A Trustee of the Trust was previously considered an Interested Trustee and an affiliate of USBFS and U.S. Bank N.A.  Effective January 1, 2018, this same Trustee became an Independent Trustee.

For the six months ended June 30, 2018, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

Administration and Fund Accounting	$98,536
Transfer agency (a)	20,232
Custody	9,704
Chief Compliance Officer	4,463
(a) Does not include out-of-pocket expenses.

At June 30, 2018, the Fund had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees, and to U.S. Bank N.A. for custody fees in the following amounts:

Administration and Fund Accounting	$39,098
Transfer agency (a)	6,580
Custody	1,318
Chief Compliance Officer	1,463
(a) Does not include out-of-pocket expenses.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan requires the payment of a monthly service fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Investor Class shares. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made by the Distributor pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the six months ended June 30, 2018, the Fund incurred distribution expenses of $5,302 for the Investor Class shares pursuant to the Plan.

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2018 (Unaudited), Continued

NOTE 6 – SECURITIES TRANSACTIONS

For the six months ended June 30, 2018, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $262,355,896 and $170,676,211, respectively.

NOTE 7 – LINE OF CREDIT

The Fund has a credit line in the amount of $15,000,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  During the six months ended June 30, 2018, the Fund did not draw upon the line of credit.

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Fund made no distributions during the six months ended June 30, 2018 or the year ended December 31, 2017.

As of December 31, 2017, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$139,374,669
Gross unrealized appreciation	5,459,545
Gross unrealized depreciation	(1,316,754)
Net unrealized appreciation (a)	4,142,791
Net unrealized depreciation on short sales,
written options and foreign currency	(3,693,239)
Undistributed ordinary income	816,289
Undistributed long-term capital gain	—
Total distributable earnings	816,289
Other accumulated gains/(losses)	—
Total accumulated earnings/(losses)	$1,265,841

(a)	The difference between book basis and tax basis net unrealized appreciation and cost is attributable primarily to the tax deferral of losses on wash sale adjustments.

NOTE 9 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return.  The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2018 (Unaudited), Continued

•
Merger Arbitrage Risk.  Investments in companies that are the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower the Fund’s performance.

•	Non-Diversification Risk. To the extent that the Fund invests its assets in fewer securities, it is subject to greater risk of loss if any of those securities become permanently impaired.
•
Foreign Securities Risk.  The risks of investing in the securities of foreign issuers can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

•
Small- and Medium-Sized Company Risk.  Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people.  The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
Derivatives Risk. The Fund’s use of derivatives (which may include options, futures, swaps and forward foreign currency contracts) may reduce returns and/or increase volatility.  A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the Fund’s use of derivatives may result in losses to the Fund. Derivatives in which the Fund may invest can be illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Fund will not correlate with the underlying instruments or the Fund’s other investments in the manner intended. Certain types of derivatives, including forward contracts, over-the-counter options and other over-the-counter transactions involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk, credit risk and pricing risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2018 (Unaudited), Continued

•
Swap Agreement Risks.  A swap agreement is a form of derivative that provides leverage, allowing the Fund to obtain the right to a return on a specified investment or instrument that exceeds the amount the Fund has invested in that investment or instrument.  Although the Fund will segregate or earmark liquid assets to cover its net obligations under a swap agreement, the amount will be limited to the current value of the Fund’s obligations to the counterparty, and will not prevent the Fund from incurring losses greater than the value of those specified investments or instruments.  By using swap agreements, the Fund is exposed to additional risks concerning the counterparty.  The use of swap agreements could cause the Fund to be more volatile, resulting in larger gains or losses in response to changes in the values of the securities underlying the swap agreements than if the Fund had made direct investments.  Use of leverage involves special risks and is speculative.  If the Advisor is incorrect in evaluating long and short exposures, leverage will magnify any losses, and such losses may be significant.

•	Leverage Risk. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.
•
Short Sales Risk. A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.

KELLNER MERGER FUND
HOUSEHOLDING

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 855-KELLNER (855-535-5637) to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

KELLNER MERGER FUND

NOTICE TO SHAREHOLDERS at June 30, 2018 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 855-KELLNER (855-535-5637) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 855-KELLNER (855-535-5637).  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available, upon request, by calling 855-KELLNER (855-535-5637).

KELLNER MERGER FUND

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Investment Advisor
Kellner Management, L.P.
900 Third Avenue, Suite 1401
New York, New York 10022

Distributor
Compass Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call 855-535-5637.

KL-SEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                               Advisors Series Trust

By (Signature and Title)*                       /s/ Douglas G. Hess
Douglas G. Hess, President/Chief Executive
Officer/Principal Executive Officer

Date     9/7/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                       /s/ Douglas G. Hess
Douglas G. Hess, President/Chief Executive
Officer/Principal Executive Officer

Date     9/7/18

By (Signature and Title)*                       /s/ Cheryl L. King
    Cheryl L. King, Treasurer/Principal Financial Officer

Date     9/7/18

* Print the name and title of each signing officer under his or her signature